Supplemental Cash Flow Information (Details Narrative) - CAD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
Amount transferred from reserve to deficit	$ 3,538,593	$ 229,381
Accrued exploration and evaluation expenditures	$ 174,188		$ 536,355